Income taxes - Components of the deferred tax assets and liabilities (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Deferred tax assets:
Impairment of long-term investments	$ 229,074	¥ 1,575,000		¥ 1,575,000
Accrued advertising	493,714	3,394,533		397,879
Guarantee liabilities	34,227,256	235,329,500		279,382,336
Fair value adjustments related to Consolidated Trusts				3,527,264
Fair value adjustments related to financial guarantee derivatives	7,966,041	54,770,514		4,527,688
Allowance for loan receivable from Xiaoying Housing Loans	565,298	3,886,705
Fair value adjustments related to Loans held for sale	124,194	853,899
Operating loss carryforwards, net	6,813,355	46,845,223		6,651,617
Others	57,579	395,882
Deferred tax assets, gross	50,476,511	347,051,256		296,061,784
Valuation allowance	(58,711)	(403,674)	$ (558)	(3,838)	¥ (955)
Total deferred tax assets, net	50,417,800	346,647,582		296,057,946
Deferred tax liabilities:
Property and equipment arising from acquisitions	146,668	1,008,419
Tax effects of distribution of VIE's earnings(1)	6,751,384	46,419,145		¥ 0
Total deferred tax liabilities	$ 6,898,052	¥ 47,427,564